SoFi Weekly Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Prinicipal Amount	Value
Asset Backed Securities - 2.9%
AB Issuer, LLC, Series 2021-1, Class A2
3.734% , 07/30/2051 (1)	$88,875	$73,769
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.045% , 11/20/2051 (1)	78,800	69,502
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250% , 02/28/2051	89,580	76,828
Planet Fitness Master Issuer, LLC, Series 2022-1A, Class A2I
3.251% , 12/05/2051	74,250	66,896
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337% , 01/30/2051	109,584	87,455
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394% , 04/25/2051	123,480	102,633
Total Asset Backed Securities
(Cost $559,111)		477,083

Corporate Bonds - 91.8%
Aerospace & Defense - 2.2%
Bombardier, Inc.
7.875% , 04/15/2027	121,000	119,775
7.500% , 02/01/2029	65,000	63,190
Spirit AeroSystems, Inc.
3.850% , 06/15/2026	56,000	51,611
TransDigm, Inc.
6.250% , 03/15/2026	86,000	85,489
6.750% , 08/15/2028	40,000	40,096
		360,161
Agriculture - 0.7%
Vector Group Ltd.
5.750% , 02/01/2029	128,000	111,367

Airlines - 1.8%
Delta Air Lines, Inc.
7.375% , 01/15/2026	113,000	118,714
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% , 06/20/2027	143,650	143,533
United Airlines, Inc.
4.375% , 04/15/2026	32,000	30,306
		292,553
Apparel - 0.9%
Hanesbrands, Inc.
4.875% , 05/15/2026	166,000	154,857

Auto Manufacturers - 3.0%
Allison Transmission, Inc.
4.750% , 10/01/2027	105,000	99,623
Ford Motor Credit Co, LLC
3.664% , 09/08/2024	400,000	385,922
		485,545
Auto Parts & Equipment - 2.3%
American Axle & Manufacturing, Inc.
6.500% , 04/01/2027	50,000	46,702
Clarios Global LP / Clarios US Finance Co.
6.750% , 05/15/2028	80,000	80,078
Dana, Inc.
5.375% , 11/15/2027	102,000	95,664
ZF North America Capital, Inc.
6.875% , 04/14/2028	150,000	150,797
		373,241
Banks - 5.0%
Barclays PLC
5.304% (1 Year CMT Rate + 2.300%), 08/09/2026 (1)(2)	200,000	197,211
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD 3.003%), 07/06/2023 (1)(2)(3)	132,000	108,900
Credit Suisse AG/New York NY
7.950% , 01/09/2025	250,000	254,125
NatWest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)	200,000	186,681
Truist Financial Corp.
3.700% , 06/05/2025	85,000	81,798
		828,715
Building Materials - 0.9%
Eco Material Technologies, Inc.
7.875% , 01/31/2027	90,000	85,626
Knife River Holding Co.
7.750% , 05/01/2031	65,000	65,429
		151,055
Chemicals - 1.1%
Methanex Corp.
4.250% , 12/01/2024	50,000	48,893
Olin Corp.
5.125% , 09/15/2027	88,000	83,432
The Chemours Co.
4.625% , 11/15/2029	56,000	45,391
		177,716
Commercial Services - 2.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% , 07/15/2026	94,000	88,390
Block, Inc.
2.750% , 06/01/2026	94,000	84,685
Global Payments, Inc.
4.950% , 08/15/2027	84,000	82,704
The Brink’s Co.
4.625% , 10/15/2027	59,000	55,104
Upbound Group, Inc.
6.375% , 02/15/2029	75,000	66,136
		377,019
Computers - 1.1%
KBR, Inc.
4.750% , 09/30/2028	105,000	96,229
Seagate HDD Cayman
8.250% , 12/15/2029	83,000	84,953
		181,182
Distribution & Wholesale - 0.8%
LKQ Corp.
5.750% , 06/15/2028	125,000	124,424

Diversified Financial Services - 8.3%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)	238,000	221,794
Aircastle Ltd.
4.250% , 06/15/2026	45,000	42,452
Avolon Holdings Funding Ltd.
4.250% , 04/15/2026	116,000	107,467
BGC Partners, Inc.
4.375% , 12/15/2025	62,000	57,736
Castlelake Aviation Finance DAC
5.000% , 04/15/2027	67,000	59,336
The Charles Schwab Corp.
5.375% (5 Year CMT Rate + 4.971%), 06/01/2025 (1)(2)(3)	50,000	48,313
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)	250,000	186,053
Navient Corp.
6.750% , 06/15/2026	111,000	105,339
6.125% , 03/25/2024	42,000	41,209
OneMain Finance Corp.
3.500% , 01/15/2027	221,000	184,269
7.125% , 03/15/2026	56,000	53,609
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375% , 02/01/2027	93,000	85,572
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875% , 10/15/2026	151,000	132,124
SLM Corp.
4.200% , 10/29/2025	38,000	34,827
		1,360,100
Electric - 2.5%
American Electric Power Co., Inc.
5.699% , 08/15/2025	85,000	77,746
NextEra Energy Operating Partners L.P.
4.250% , 09/15/2024	180,000	173,308
3.875% , 10/15/2026	56,000	51,811
Talen Energy Supply, LLC
8.625% , 06/01/2030	60,000	61,122
TransAlta Corp.
7.750% , 11/15/2029	49,000	51,026
		415,013
Electrical Components & Equipment - 0.9%
EnerSys
4.375% , 12/15/2027	156,000	145,278

Entertainment - 3.8%
Allwyn Entertainment Financing UK PLC
7.875% , 04/30/2029	200,000	198,674
Caesars Entertainment, Inc.
6.250% , 07/01/2025	115,000	114,757
Jacobs Entertainment, Inc.
6.750% , 02/15/2029	80,000	70,316
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625% , 03/01/2030	140,000	123,224
Scientific Games International, Inc.
7.000% , 05/15/2028	65,000	64,349
Warnermedia Holdings, Inc.
6.412% , 03/15/2026	50,000	50,122
		621,442
Environmental Control - 1.0%
Stericycle, Inc.
5.375% , 07/15/2024	167,000	165,330

Healthcare - Products - 0.3%
Garden Spinco Corp.
8.625% , 07/20/2030	40,000	43,329

Healthcare Services - 2.5%
CHS/Community Health Systems, Inc.
8.000% , 03/15/2026	126,000	117,791
DaVita, Inc.
4.625% , 06/01/2030	60,000	51,466
Encompass Health Corp.
4.500% , 02/01/2028	70,000	64,576
Pediatrix Medical Group, Inc.
5.375% , 02/15/2030	100,000	92,111
Tenet Healthcare Corp.
5.125% , 11/01/2027	88,000	84,169
		410,113
Home Builders - 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.625% , 01/15/2028	56,000	52,585
LGI Homes, Inc.
4.000% , 07/15/2029	78,000	63,705
		116,290
Insurance - 1.9%
NMI Holdings, Inc.
7.375% , 06/01/2025	199,000	199,566
SBL Holdings, Inc.
5.125% , 11/13/2026	121,000	107,880
		307,446
Internet - 0.9%
Uber Technologies, Inc.
8.000% , 11/01/2026	63,000	64,311
7.500% , 05/15/2025	78,000	78,979
		143,290
Investment Companies - 5.1%
Bain Capital Specialty Finance, Inc.
2.950% , 03/10/2026	88,000	78,059
Blackstone Private Credit Fund
2.625% , 12/15/2026	156,000	133,146
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750% , 09/15/2024	140,000	131,157
5.250% , 05/15/2027	50,000	41,262
Oaktree Specialty Lending Corp.
2.700% , 01/15/2027	54,000	46,389
OWL Rock Core Income Corp.
4.700% , 02/08/2027	132,000	119,735
Owl Rock Technology Finance Corp.
4.750% , 12/15/2025	229,000	207,327
Sixth Street Specialty Lending, Inc.
3.875% , 11/01/2024	89,000	85,521
		842,596
Iron & Steel - 1.1%
Cleveland-Cliffs, Inc.
5.875% , 06/01/2027	86,000	83,091
Mineral Resources Ltd.
8.125% , 05/01/2027	46,000	46,061
8.000% , 11/01/2027	51,000	51,196
		180,348
Leisure Time - 1.8%
Carnival Corp.
7.625% , 03/01/2026 (7)	97,000	92,058
NCL Corp. Ltd.
5.875% , 02/15/2027	54,000	51,480
8.375% , 02/01/2028	65,000	67,288
Royal Caribbean Cruises Ltd.
4.250% , 07/01/2026 (7)	95,000	87,153
		297,979
Media - 6.2%
AMC Networks, Inc.
4.750% , 08/01/2025	95,000	84,094
Block Communications, Inc.
4.875% , 03/01/2028	95,000	78,333
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125% , 05/01/2027	138,000	128,018
6.375% , 09/01/2029 (7)	51,000	47,625
CSC Holdings, LLC
5.250% , 06/01/2024	149,000	138,355
DISH DBS Corp.
5.875% , 11/15/2024	37,000	31,737
5.250% , 12/01/2026	184,000	145,690
Gray Television, Inc.
7.000% , 05/15/2027	84,000	69,285
Midcontinent Communications / Midcontinent Finance Corp.
5.375% , 08/15/2027	44,000	41,060
Nexstar Media, Inc.
4.750% , 11/01/2028	55,000	46,475
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% , 09/15/2026	51,000	39,329
Sirius XM Radio, Inc.
4.000% , 07/15/2028	122,000	102,313
3.125% , 09/01/2026	78,000	68,907
		1,021,221
Metal Fabricate & Hardware - 0.5%
Advanced Drainage Systems, Inc.
6.375% , 06/15/2030	88,000	86,847

Mining - 0.4%
Hudbay Minerals, Inc.
4.500% , 04/01/2026	78,000	71,571

Oil & Gas - 6.3%
CNX Resources Corp.
7.375% , 01/15/2031	70,000	67,459
Comstock Resources, Inc.
6.750% , 03/01/2029	90,000	78,768
EQT Corp.
6.125% , 02/01/2025 (4)	37,000	37,061
Occidental Petroleum Corp.
5.138%, 10/10/2036 (5)(6)	186,000	98,348
Ovintiv, Inc.
5.650% , 05/15/2028	80,000	79,643
Parkland Corp.
5.875% , 07/15/2027	105,000	101,119
Permian Resources Operating, LLC
6.875% , 04/01/2027	65,000	63,311
Range Resources Corp.
4.875% , 05/15/2025 (7)	114,000	111,855
Southwestern Energy Co.
5.700% , 01/23/2025 (4)	86,000	85,568
Strathcona Resources Ltd/Alberta
6.875% , 08/01/2026	127,000	107,130
Sunoco LP / Sunoco Finance Corp.
6.000% , 04/15/2027	94,000	92,578
Vital Energy, Inc.
9.500% , 01/15/2025	70,000	69,312
7.750% , 07/31/2029	55,000	46,079
		1,038,231
Oil & Gas Services - 0.7%
Enerflex Ltd.
9.000% , 10/15/2027	116,000	112,978

Packaging & Containers - 4.4%
Berry Global, Inc.
4.875% , 07/15/2026	90,000	87,189
Graphic Packaging International, LLC
1.512% , 04/15/2026	114,000	101,232
LABL, Inc.
6.750% , 07/15/2026	143,000	137,664
Mauser Packaging Solutions Holding Co.
7.875% , 08/15/2026	100,000	99,223
OI European Group BV
4.750% , 02/15/2030	46,000	41,631
Owens-Brockway Glass Container, Inc.
7.250% , 05/15/2031	65,000	66,219
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer, LLC
4.000% , 10/15/2027	75,000	66,183
Sealed Air Corp.
5.500% , 09/15/2025	129,000	128,230
		727,571
Pharmaceuticals - 1.5%
BellRing Brands, Inc.
7.000% , 03/15/2030	80,000	81,182
Owens & Minor, Inc.
6.625% , 04/01/2030	90,000	81,225
Teva Pharmaceutical Finance Netherlands III BV
2.800% , 07/21/2023	29,000	28,803
3.150% , 10/01/2026	65,000	58,094
		249,304
Pipelines - 5.9%
Buckeye Partners L.P.
3.950% , 12/01/2026	121,000	108,043
4.125% , 03/01/2025	50,000	47,683
Enterprise Products Operating, LLC
8.304% (3 Month LIBOR USD + 2.986%), 08/16/2077 (1)	136,000	132,159
EQM Midstream Partners L.P.
4.125% , 12/01/2026	54,000	49,753
Genesis Energy LP / Genesis Energy Finance Corp.
6.250% , 05/15/2026	90,000	85,621
Global Partners LP / GLP Finance Corp.
7.000% , 08/01/2027	51,000	49,014
Hess Midstream Operations L.P.
5.125% , 06/15/2028	113,000	105,957
New Fortress Energy, Inc.
6.500% , 09/30/2026	180,000	159,699
NuStar Logistics L.P.
5.750% , 10/01/2025	167,000	163,303
Western Midstream Operating L.P.
3.950% , 06/01/2025	77,000	74,153
		975,385
Real Estate - 0.5%
Newmark Group, Inc.
6.125% , 11/15/2023	88,000	87,383

Real Estate Investment Trusts (REITs) - 3.1%
Blackstone Mortgage Trust, Inc.
3.750% , 01/15/2027	73,000	61,119
EPR Properties
4.750% , 12/15/2026	140,000	126,500
MPT Operating Partnership LP / MPT Finance Corp.
5.000% , 10/15/2027 (7)	173,000	142,275
Starwood Property Trust, Inc.
4.750% , 03/15/2025	78,000	73,271
3.750% , 12/31/2024	38,000	35,699
VICI Properties LP / VICI Note Co., Inc.
3.750% , 02/15/2027	71,000	65,838
		504,702
Retail - 4.2%
Academy Ltd.
6.000% , 11/15/2027	84,000	81,197
Asbury Automotive Group, Inc.
4.500% , 03/01/2028	108,000	98,643
Bath & Body Works, Inc.
6.694% , 01/15/2027	109,000	109,592
Evergreen Acqco 1 LP / TVI, Inc.
9.750% , 04/26/2028	65,000	65,101
FirstCash, Inc.
4.625% , 09/01/2028	91,000	81,108
Group 1 Automotive, Inc.
4.000% , 08/15/2028	102,000	89,425
Lithia Motors, Inc.
3.875% , 06/01/2029	50,000	43,143
Macy’s Retail Holdings, LLC
5.875% , 03/15/2030	59,000	51,211
QVC, Inc.
4.850% , 04/01/2024	66,000	63,037
		682,457
Semiconductors - 1.0%
Amkor Technology, Inc.
6.625% , 09/15/2027	167,000	166,982

Software - 0.6%
Consensus Cloud Solutions, Inc.
6.000% , 10/15/2026	116,000	105,679

Telecommunications - 2.8%
Altice France SA/France
8.125% , 02/01/2027	200,000	172,561
Frontier Communications Holdings, LLC
5.875% , 10/15/2027	85,000	75,838
5.000% , 05/01/2028	40,000	33,538
Level 3 Financing, Inc.
4.250% , 07/01/2028	121,000	69,732
Lumen Technologies, Inc.
4.000% , 02/15/2027	165,000	108,120
		459,789
Toys, Games, & Hobbies - 0.8%
Mattel, Inc.
3.375% , 04/01/2026	137,000	125,871

Total Corporate Bonds
(Cost $15,956,271)		15,082,360

Mortgage Backed Securities - 1.3%
Federal Home Loan Mortgage Corporation REMICS
4.000% , 07/15/2047	107,670	17,406
Federal National Mortgage Association Interest Strips
5.000% , 01/25/2043	523,190	93,106
4.000% , 01/25/2048	396,107	48,131
Federal National Mortgage Association REMICS
3.000% , 03/25/2028	803,242	36,201
5.000% , 07/25/2046	68,607	11,069
0.574% (SOFR + 1.500%), 05/25/2051 (1)	275,671	345

Total Mortgage Backed Securities
(Cost $157,198)		206,258

Municipal Bonds - 0.4%
State of Illinois
4.950% , 06/01/2023	63,272	63,272
Total Municipal Bonds
(Cost $63,272)		63,272

United States Treasury Obligations - 1.6%
United States Treasury Bills - 1.6%
United States Treasury Bill
4.843%, 09/14/2023 (5)(6)	272,000	267,986
Total United States Treasury Obligations
(Cost $268,235)		267,986

Short-Term Investments - 0.6%	Shares
Money Market Funds - 0.6%
First American Government Obligations Fund, Class X, 4.970% (8)	102,204	102,204
Total Short-Term Investments
(Cost $102,204)		102,204

Investments Purchased with Proceeds from Securities Lending - 2.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (8)	464,465	464,465
Total Investments Purchased with Proceeds from Securities Lending
(Cost $464,465)		464,465

Total Investments in Securities - 101.4%
(Cost $17,570,756)		16,663,628
Liabilities in Excess of Other Assets - (1.4)%		(226,526)
Total Net Assets - 100.0%		$16,437,102

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on May 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on May 31, 2023. An index mayhave a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2023.
(5)	Rate represents the annualized effective yield to maturity from the purchase price.
(6)	Zero coupon security.
(7)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $453,657 or 2.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(8)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Weekly Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$–	$477,083	$–	$477,083
Corporate Bonds (1)	-	-	15,082,360	-	15,082,360
Mortgage Backed Securities	-	-	206,258	-	206,258
Municipal Bonds	-	-	63,272	-	63,272
United States Treasury Obligations	-	-	267,986	-	267,986
Short-Term Investments	-	102,204	-	-	102,204
Investments Purchased With Collateral From Securities Lending (2)	464,465	-	-	-	464,465
Total Investments in Securities	$464,465	$102,204	$16,096,959	$–	$16,663,628

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.